Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [Line Items]
Detail Information of Subsidiaries

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2023	2024	Note
Chunghwa Telecom Co., Ltd.	Senao International Co., Ltd. (“SENAO”)	Handset and peripherals retailer, sales of CHT mobile phone plans as an agent	28	28	a)
	Light Era Development Co., Ltd. (“LED”)	Planning and development of real estate and intelligent buildings, and property management	100	100
	Donghwa Telecom Co., Ltd. (“DHT”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa Telecom Singapore Pte., Ltd. (“CHTS”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa System Integration Co., Ltd. (“CHSI”)	Providing system integration services and telecommunications equipment	100	100
	Chunghwa Investment Co., Ltd. (“CHI”)	Investment	89	89
	CHIEF Telecom Inc. (“CHIEF”)	Network integration, internet data center (“IDC”), communications integration and cloud application services	56	56	b)
	CHYP Multimedia Marketing & Communications Co., Ltd. (“CHYP”)	Digital information supply services and advertisement services	100	100
	Prime Asia Investments Group Ltd. (“Prime Asia”)	Investment	100	100
	Spring House Entertainment Tech. Inc. (“SHE”)	Software design services, internet contents production and play, and motion picture production and distribution	56	56
	Chunghwa Telecom Global, Inc. (“CHTG”)	International private leased circuit, internet services, and transit services	100	100
	Chunghwa Telecom Vietnam Co., Ltd. (“CHTV”)	Intelligent energy saving solutions, international circuit, and information and communication technology (“ICT”) services	100	100
	Smartfun Digital Co., Ltd. (“SFD”)	Providing diversified family education digital services	65	65
	Chunghwa Telecom Japan Co., Ltd. (“CHTJ”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa Sochamp Technology Inc. (“CHST”)	Design, development and production of Automatic License Plate Recognition software and hardware	37	37	c)
	Honghwa International Co., Ltd. (“HHI”)	Telecommunications engineering, sales agent of mobile phone plan application and other business services, etc.	100	100
	Chunghwa Leading Photonics Tech Co., Ltd. (“CLPT”)	Production and sale of electronic components and finished products	75	70	d)
	Chunghwa Telecom (Thailand) Co., Ltd. (“CHTT”)	International private leased circuit, IP VPN service, ICT and cloud VAS services	100	100

(Continued)

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2023	2024	Note
	CHT Security Co., Ltd. (“CHTSC”)	Computing equipment installation, wholesale of computing and business machinery equipment and software, management consulting services, data processing services, digital information supply services and internet identity services	69	63	e)
	International Integrated Systems, Inc. (“IISI”)	IT solution provider, IT application consultation, system integration and package solution	51	50	f)
	Chunghwa Digital Cultural and Creative Capital Co., Ltd (“CDCC Capital”)	Investment and management consulting	—	100	g)
	Chunghwa Telecom Europe GmbH (“CHTEU”)	International private leased circuit, internet services, transit services and ICT services	—	100	h)
Senao International Co., Ltd.	Senao International (Samoa) Holding Ltd. (“SIS”)	International investment	—	—	i)
	Youth Co., Ltd. (“Youth”)	Sale of information and communication technologies products	96	96
	Aval Technologies Co., Ltd. (“Aval”)	Sale of information and communication technologies products	100	100
	Senyoung Insurance Agent Co., Ltd. (“SENYOUNG”)	Property and liability insurance agency	100	100
Youth Co., Ltd.	ISPOT Co., Ltd. (“ISPOT”)	Sale of information and communication technologies products	100	100
	Youyi Co., Ltd. (“Youyi”)	Maintenance of information and communication technologies products	—	—	j)
Aval Technologies Co., Ltd.	Wiin Technology Co., Ltd. (“Wiin”)	Sale of information and communication technologies products	100	100
Senyoung Insurance Agent Co., Ltd.	Senaolife Insurance Agent Co., Ltd. (“Senaolife”)	Life insurance services	—	—	k)
CHIEF Telecom Inc.	Unigate Telecom Inc. (“Unigate”)	Telecommunications and internet service	100	100
	Chief International Corp. (“CIC”)	Telecommunications and internet service	100	100
	Shanghai Chief Telecom Co., Ltd. (“SCT”)	Telecommunications and internet service	49	49	l)
Chunghwa Investment Co., Ltd.	Chunghwa Precision Test Tech. Co., Ltd. (“CHPT”)	Production and sale of semiconductor testing components and printed circuit board	34	34	m)
Chunghwa Precision Test Tech. Co., Ltd.	Chunghwa Precision Test Tech. USA Corporation (“CHPT (US)”)	Design and after-sale services of semiconductor testing components and printed circuit board	100	100
	CHPT Japan Co., Ltd. (“CHPT (JP)”)	Related services of electronic parts, machinery processed products and printed circuit board	100	100
	Chunghwa Precision Test Tech. International, Ltd. (“CHPT (International)”)	Wholesale and retail of electronic materials, and investment	100	100
	TestPro Investment Co., Ltd. (“TestPro”)	Investment	100	100

(Continued)

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2023	2024	Note
TestPro Investment Co., Ltd.	NavCore Tech. Co., Ltd. (“NavCore”)	Sale and manufacturing of smart equipment, smart factory software and hardware integration and technical consulting service	54	54
Senao International (Samoa) Holding Ltd.	Senao International HK Limited (“SIHK”)	International investment	—	—	n)
Prime Asia Investments Group Ltd.	Chunghwa Hsingta Co., Ltd. (“CHC”)	Investment	100	100
Chunghwa Precision Test Tech. International, Ltd.	Shanghai Taihua Electronic Technology Limited (“STET”)	Design of printed circuit board and related consultation service	100	100
	Su Zhou Precision Test Tech. Ltd. (“SZPT”)	Assembly processed of circuit board, design of printed circuit board and related consultation service	100	100
International Integrated Systems, Inc.	Infoexplorer International Co., Ltd.(“IESA”)	Investment	—	—	o)
	Unitronics Technology Corp. (“UTC”)	Development and maintenance of information system	100	100	p)
Infoexplorer International Co., Ltd.	International Integrated Systems (Hong Kong) Limited (“IEHK”)	Investment and technical consulting service	—	—	q)

(Concluded)

a)
Chunghwa continues to control more than half of seats of the Board of Directors of SENAO through the support of large beneficial stockholders. As a result, the Company treated SENAO as a subsidiary.
b)
CHIEF issued new shares in December 2023 and December 2024 as its employees exercised options. Therefore, the Company’s ownership interest in CHIEF decreased to 58.63% and 58.57% as of December 31, 2023 and 2024, respectively.
c)
Chunghwa controls more than half of seats of the Board of Directors of CHST as of December 31, 2024. As a result, the Company treated CHST as a subsidiary. For the information of changes in Chunghwa’s control over CHST in January 2025, please refer to Note 43.
d)
CLPT issued new shares in May 2023 and July 2024 as its employees exercised options. Therefore, the Company’s ownership interest in CLPT decreased to 74.56% and 69.87% as of December 31, 2023 and 2024, respectively.
e)
CHTSC issued new shares in February 2023, May 2023, January 2024, March 2024 and December 2024 as its employees exercised options. In addition, Chunghwa disposed of some shares of CHTSC in August 2024 before CHTSC traded its shares on the emerging stock market according to the local requirements. Therefore, the Company’s ownership interest in CHTSC decreased to 69.28% and 63.45% as of December 31, 2023 and 2024, respectively.
f)
Chunghwa disposed of some shares of IISI in August 2024 before IISI traded its shares on the emerging stock market according to the local requirements. Therefore, the Company’s ownership interest in IISI decreased to 49.64% as of December 31, 2024. Chunghwa continues to control more than half of seats of the Board of Directors of IISI. As a result, the Company treated IISI as a subsidiary.
g)
Chunghwa invested and established CDCC Capital in February 2024. Chunghwa obtained 100% ownership interest of CDCC Capital.
h)
Chunghwa invested and established CHTEU in July 2024. Chunghwa obtained 100% ownership interest of CHTEU.
i)
SIS completed its liquidation in September 2023.
j)
Youyi completed its liquidation in November 2023.
k)
In order to coordinate with financial planning and adjustment of organizational resources, the Board of Directors of SENYOUNG approved the merger with Senaolife. SENYOUNG was the surviving company. The merger was completed on May 1, 2023.
l)
CHIEF has more than half of seats of the Board of Directors of SCT according to the mutual agreements among stockholders and gained control over SCT; hence, SCT is deemed as a subsidiary of the Company.
m)
Though the Company’s ownership interest in CHPT is less than 50%, the management considered the absolute and relative size of ownership interest, and the dispersion of shares owned by the other stockholders and concluded that the Company has a sufficiently dominant voting interest to direct the relevant activities; hence, CHPT is deemed as a subsidiary of the Company.
n)
SIHK completed its liquidation in July 2023.
o)
IESA completed its liquidation in September 2023.
p)
IISI purchased shares of UTC in August 2023. Therefore, the Company’s ownership interest in UTC increased to 100%.
q)
IEHK completed its liquidation in June 2023.

Detailed Information of Equity Transactions

The detailed information of the equity transactions for the years ended December 31, 2022, 2023 and 2024 was as follows:

	Year Ended December 31, 2022
	CHIEF Share-Based Payment	CHTSC Share-Based Payment	Chunghwa Not Proportionately Participating in the Capital Increase of CHST
	NT$	NT$	NT$
	(In Millions)
Cash consideration received from noncontrolling interests	$39	$35	$15
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(17)	(30)	(10)
Differences arising from equity transactions	$22	$5	$5

Line items for equity transaction adjustments
Additional paid-in capital - arising from changes in equities of subsidiaries	$22	$5	$5

	Year Ended December 31, 2023
	CHIEF Share-Based Payment	CHTSC Share-Based Payment	CLPT Share-Based Payment	Purchasing UTC shares
	NT$	NT$	NT$	NT$
	(In Millions)
Cash consideration received from (paid to) noncontrolling interests(Note)	$8	$15	$1	$—
The proportionate share of the carrying amount of the net assets of the subsidiary transferred from (to) noncontrolling interests	(2)	(13)	(1)	—
Differences arising from equity transactions	$6	$2	$—	$—

Line items for equity transaction adjustments
Additional paid-in capital - arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	$—	$—	$—	$—
Additional paid-in capital - arising from changes in equities of subsidiaries	$6	$2	$—	$—

	Year Ended December 31, 2024
	CHIEF Share-Based Payment	CHTSC Share-Based Payment	CLPT Share-Based Payment	Disposal of CHTSC Shares	Disposal of IISI Shares
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cash consideration received from noncontrolling interests (Note)	$14	$14	$9	$207	$52
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(10)	(14)	(13)	(19)	(16)
Differences arising from equity transactions	$4	$—	$(4)	$188	$36

Line items for equity transaction adjustments
Additional paid-in capital - arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	$—	$—	$—	$188	$36
Additional paid-in capital - arising from changes in equities of subsidiaries	$4	$—	$(4)	$—	$—

Less than wholly owned subsidiaries that have material noncontrolling interests [Member]
Disclosure of subsidiaries [Line Items]
Detail Information of Subsidiaries

	Place of Incorporation	Proportion of Ownership Interests and Voting Rights Held by Noncontrolling Interests
	and Principal	December 31
Subsidiaries	Place of Business	2023	2024
SENAO	Taiwan	72%	72%
CHPT	Taiwan	66%	66%

	Profit Allocated to Noncontrolling Interests			Accumulated Noncontrolling Interests
	Year Ended December 31			December 31
	2022	2023	2024	2023	2024
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
SENAO	$462	$510	$353	$4,533	$4,549
CHPT	$496	$15	$295	4,994	5,289
Individually immaterial subsidiaries with noncontrolling interests				2,905	3,142
				$12,432	$12,980

Summarized Financial Information Before Intercompany Eliminations

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Current assets	$6,540	$6,738
Noncurrent assets	$3,141	$3,522
Current liabilities	$2,982	$3,582
Noncurrent liabilities	$459	$416
Equity attributable to the parent	$1,707	$1,713
Equity attributable to noncontrolling interests	$4,533	$4,549

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$31,602	$31,675	$32,503
Costs and expenses	30,958	30,964	32,012
Profit for the year	$644	$711	$491

Profit attributable to the parent	$182	$201	$138
Profit attributable to noncontrolling interests	462	510	353
Profit for the year	$644	$711	$491

Other comprehensive income (loss) attributable to the parent	$11	$(9)	$11
Other comprehensive income (loss) attributable to noncontrolling interests	26	(23)	30
Other comprehensive income (loss) for the year	$37	$(32)	$41

Total comprehensive income attributable to the parent	$192	$192	$149
Total comprehensive income attributable to noncontrolling interests	488	487	383
Total comprehensive income for the year	$680	$679	$532

Net cash flow from operating activities	$(329)	$1,146	$904
Net cash flow from investing activities	36	36	(356)
Net cash flow from financing activities	(826)	(873)	(819)
Effect of exchange rate changes on cash and cash equivalents	1	—	—
Net cash inflow (outflow)	$(1,118)	$309	$(271)

Dividends paid to noncontrolling interests	$371	$408	$371

Summarized financial information in respect of CHPT and its subsidiaries that has material noncontrolling interests is set out below. The summarized financial information below represented amounts before intercompany eliminations.

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Current assets	$3,773	$4,936
Noncurrent assets	$4,499	$4,222
Current liabilities	$677	$1,102
Noncurrent liabilities	$23	$21
Equity attributable to CHI	$2,578	$2,746
Equity attributable to noncontrolling interests	$4,994	$5,289

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$4,434	$2,941	$3,670
Costs and expenses	3,673	2,905	3,207
Profit for the year	$761	$36	$463

Profit attributable to CHI	$265	$21	$168
Profit attributable to noncontrolling interests	496	15	295
Profit for the year	$761	$36	$463

Other comprehensive income (loss) attributable to CHI	$5	$(1)	$6
Other comprehensive income (loss) attributable to noncontrolling interests	7	(2)	10
Other comprehensive income (loss) for the year	$12	$(3)	$16

Total comprehensive income attributable to CHI	$270	$20	$174
Total comprehensive income attributable to noncontrolling interests	503	13	305
Total comprehensive income for the year	$773	$33	$479

Net cash flow from operating activities	$1,401	$325	$616
Net cash flow from investing activities	(1,011)	(244)	(188)
Net cash flow from financing activities	(388)	(409)	(43)
Effect of exchange rate changes on cash and cash equivalents	8	(2)	15
Net cash inflow (outflow)	$10	$(330)	$400

Dividends paid to noncontrolling interests	$293	$253	$11